Quarterly Data (Tables)	12 Months Ended
May 26, 2013
Quarterly Financial Data [Abstract]
Schedule Of Unaudited Quarterly Data
The following table summarizes unaudited quarterly data for fiscal 2013 and fiscal 2012:

	Fiscal 2013 - Quarters Ended
(in millions, except per share data)	Aug. 26	Nov. 25	Feb. 24	May 26	Total
Sales	$2,034.8	$1,960.0	$2,258.2	$2,299.0	$8,551.9
Earnings before income taxes	146.3	43.1	173.2	159.8	522.4
Earnings from continuing operations	111.0	33.7	134.5	133.3	412.6
Losses from discontinued operations, net of tax	(0.2)	(0.1)	(0.1)	(0.1)	(0.7)
Net earnings	110.8	33.6	134.4	133.2	411.9
Basic net earnings per share:
Earnings from continuing operations	0.87	0.26	1.04	1.03	3.20
Losses from discontinued operations	(0.01)	—	—	—	(0.01)
Net earnings	0.86	0.26	1.04	1.03	3.19
Diluted net earnings per share:
Earnings from continuing operations	0.85	0.26	1.02	1.01	3.14
Losses from discontinued operations	—	—	—	—	(0.01)
Net earnings	0.85	0.26	1.02	1.01	3.13
Dividends paid per share	0.50	0.50	0.50	0.50	2.00
Stock price:
High	54.09	57.93	54.19	54.21	57.93
Low	48.39	50.00	44.11	44.81	44.11

	Fiscal 2012 - Quarters Ended
(in millions, except per share data)	Aug. 28	Nov. 27	Feb. 26	May 27	Total
Sales	$1,942.0	$1,831.5	$2,159.7	$2,065.6	$7,998.7
Earnings before income taxes	147.0	72.5	217.8	200.7	638.0
Earnings from continuing operations	106.8	54.1	164.1	151.6	476.5
Losses from discontinued operations, net of tax	(0.2)	(0.4)	—	(0.4)	(1.0)
Net earnings	106.6	53.7	164.1	151.2	475.5
Basic net earnings per share:
Earnings from continuing operations	0.80	0.42	1.28	1.18	3.66
Losses from discontinued operations	—	(0.01)	—	—	(0.01)
Net earnings	0.80	0.41	1.28	1.18	3.65
Diluted net earnings per share:
Earnings from continuing operations	0.78	0.41	1.25	1.15	3.58
Losses from discontinued operations	—	(0.01)	—	—	(0.01)
Net earnings	0.78	0.40	1.25	1.15	3.57
Dividends paid per share	0.43	0.43	0.43	0.43	1.72
Stock price:
High	53.81	49.20	51.90	55.84	55.84
Low	43.85	40.69	41.65	48.49	40.69